STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable)(Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Jun. 30, 2014 Non-Qualified Stock Options and Warrants [Member]	Dec. 31, 2013 Non-Qualified Stock Options and Warrants [Member]	Dec. 31, 2012 Non-Qualified Stock Options and Warrants [Member]
Number of Shares
Outstanding		7,146,000	8,773,500	8,798,500
Granted		3,710,000	560,000	1,210,000
Expired		(10,000)	(1,971,650)	(25,000)
Forfeited	(400,000)	(102,500)	(120,000)
Exercised		(449,000)	(95,850)	(1,210,000)
Outstanding		10,294,900	7,146,000	8,773,500
Exercisable		9,361,775	6,529,123
Exercise Price
Outstanding (Lower Limit)		$ 0.63	$ 0.25	$ 0.25
Outstanding (Upper Limit)		$ 1.75	$ 1.75	$ 1.75
Granted (Lower Limit)		$ 0.72	$ 0.84	$ 0.90
Granted (Upper Limit)		$ 1.25	$ 1.16	$ 1.69
Expired (Lower Limit)		$ 1.25	$ 0.73
Expired				$ 1.25
Expired (Upper Limit)		$ 1.25	$ 1.25
Forfeited (Lower Limit)		$ 0.925	$ 0.93
Forfeited (Upper Limit)		$ 1.03	$ 1.03
Exercised (Lower Limit)		$ 0.25	$ 0.345	$ 0.25
Exercised (Upper Limit)		$ 0.345	$ 1.25	$ 1.25
Outstanding (Lower Limit)		$ 0.63	$ 0.25	$ 0.25
Outstanding (Upper Limit)		$ 1.75	$ 1.75	$ 1.75
Exercisable (Lower Limit)		$ 0.63	$ 0.25
Exercisable (Upper Limit)		$ 1.75	$ 1.75
Weighted Average Exercise Price
Outstanding		$ 1.16	$ 1.13	$ 1.02
Granted		$ 1.05	$ 0.96	$ 1.19
Expired		$ 1.25	$ 1.02	$ 1.25
Forfeited		$ 0.93	$ 0.99
Exercised		$ 0.34	$ 0.76	$ 0.37
Outstanding		$ 1.15	$ 1.16	$ 1.13
Exercisable		$ 1.18	$ 1.18